Fair Value Measurements - Summary of Fair Value of The Derivative Warrant Liabilities (Detail) - USD ($)	3 Months Ended				4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of derivative warrant liabilities	$ 8,002,140			$ 574,660	$ 574,660	$ (22,411,660)	$ 42,386,130
Warrants [Member] | Level 3 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities - Beginning Balance	10,427,670	$ 13,489,000	$ 22,003,330		$ 0	0	22,003,330
Issuance of Public and Private Warrants - Level 3						43,100,000
Change in fair value of derivative warrant liabilities	(2,721,720)	(3,061,330)	(8,514,330)			7,270,000
Transfers of Public Warrants to Level 1 measurement						(28,366,670)
Derivative warrant liabilities - Ending Balance	$ 7,705,950	$ 10,427,670	$ 13,489,000			$ 22,003,330	$ 7,705,950